Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property plant and equipment estimated useful lives
Plant	20 years
Furniture and fixtures	5 years
Equipment	5-10 years
Automobiles	5 years

Gains and losses from foreign currency transactions
	12/31/2013	12/31/2012	12/31/2011
Year ended RMB:USD Exchange Rate:	6.1104	6.3011	6.3523
Average Yearly RMB:USD Exchange Rate:	6.1905	6.3034	6.4544